CAPITAL SECURITIES - Schedule of Capital Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Capital securities	$ 600		$ 61
Capital securities	2,233		3,024
Total capital securities	$ 2,833		3,085
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate		6.375%
Series 1, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	7000.00%
Series 2, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	7000.00%
BPO | Prime Rate
Disclosure of classes of share capital [line items]
Weighted- average rate	95.00%
FV LTIP units of the Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 575		565
FV LTIP units of the Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 556		546
FV LTIP units of the Operating Partnership | Limited Partner Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	19,273,654
Cumulative dividend rate	6.25%
Total capital securities	$ 474		474
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,600,000
Total capital securities	$ 0		0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,000,000
Total capital securities	$ 0		0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	829,334
Cumulative dividend rate	5.25%
Total capital securities	$ 21		21
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	555,146
Cumulative dividend rate	5.75%
Total capital securities	$ 10		11
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	668,228
Cumulative dividend rate	5.00%
Total capital securities	$ 12		15
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	541,892
Cumulative dividend rate	5.20%
Total capital securities	$ 10		12
Rouse Series A Preferred Shares | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 142		142
Brookfield India Real Estate Trust | Preferred equity
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	155,003,656
Total capital securities	$ 456		440
Dividend rate, percent of distributable cash flows	90.00%
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 577		$ 859